UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-000

(Address of Principal Executive Office – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of Neuberger Berman New York Municipal Fund Inc. (“Fund”) to be Redeemed:

Series A, Variable Rate Municipal Term Preferred Shares (the “VMTP Shares”) (CUSIP #64124K 40 9), each with a liquidation preference of $100,000 per share.

(2) Date(s) on Which the Securities may be Redeemed:

The Fund may redeem the VMTP Shares on one or more occasions during the period from August 15, 2022 to September 15, 2022.  The Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The applicable provisions are in Section 11 of the Fund’s Articles of Second Amendment and Restatement of Articles Supplementary Creating and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares, Series A.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund may redeem up to 65 VMTP Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 15th day of July, 2022.

Neuberger Berman New York Municipal Fund Inc.

By:	/s/ Corey A. Issing
Name:	Corey A. Issing
Title:	Chief Legal Officer